Annual Total Returns[BarChart] - Conservative Growth Lifestyle Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.43%	11.89%	9.34%	3.66%	(1.35%)	6.64%	10.25%	(6.05%)	16.55%	10.89%